Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000235221_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235221_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235218_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235218_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235232_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235232_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235219_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235219_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235229_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235229_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000242612_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000242612_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.65%
C000194645_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000194645_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.04%)
C000194645_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.30%
C000235233_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235233_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235234_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235234_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235230_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235230_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235231_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235231_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000199795_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000199795_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.04%)
C000199795_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.69%
C000203456_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000203456_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.04%)
C000203456_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.61%
C000235220_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235220_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000243069_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000243069_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000235217_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235217_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235215_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235215_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000235222_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235222_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000098000_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000098000_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.04%)
C000098000_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.64%
C000242809_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000242809_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.59%
C000243071_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000243071_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000243070_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000243070_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000235221_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000235221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 10,000
C000235221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 9,594
C000235221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,553	$ 9,553	$ 9,553	$ 9,553	$ 9,553	$ 9,553	$ 9,553	$ 9,553
C000235221_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,703
C000235221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235221_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235221_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.66%
C000235221_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.18%
C000235221_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235221_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000235218_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000235218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,559
C000235218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,423	9,423	$ 9,423	9,423	9,423	9,423	9,423	9,423
C000235218_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,703
C000235218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235218_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235218_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.60%
C000235218_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.19%
C000235218_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.60%
C000235218_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.19%
C000235218_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235218_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000235232_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000235232_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235232_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,001
C000235232_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,404	10,404	$ 10,404	10,404	10,404	10,404	10,404	10,404
C000235232_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235232_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235232_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235232_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235232_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235232_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235232_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235232_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235232_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.79%
C000235232_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.10%
C000235232_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235232_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000235219_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000235219_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,600
C000235219_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,202
C000235219_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,137	9,137	$ 9,137	9,137	9,137	9,137	9,137	9,137
C000235219_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235219_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235219_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,703
C000235219_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235219_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235219_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235219_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235219_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235219_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.09%
C000235219_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.79%)
C000235219_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.38%
C000235219_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.92%
C000235219_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235219_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000235229_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000235229_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,850
C000235229_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,845
C000235229_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,221	10,221	$ 10,221	10,221	10,221	10,221	10,221	10,221
C000235229_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235229_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235229_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235229_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235229_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235229_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235229_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235229_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	$ 9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235229_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.99%
C000235229_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.24%
C000235229_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.58%
C000235229_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.90%
C000235229_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235229_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000242612_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable Investment Grade Bond Fund
C000242612_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000242612_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,778	$ 9,778	9,778	9,778	9,778	9,778	9,778	9,778
C000242612_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000242612_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000242612_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,772	$ 9,772	9,772	9,772	9,772	9,772	9,772	9,772
C000242612_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000242612_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000242612_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,768	$ 9,768	9,768	9,768	9,768	$ 9,768	9,768	9,768
C000242612_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.42%
C000242612_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.82%
C000242612_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000242612_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.66%
C000194645_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Short-Term Bond Index Fund
C000194645_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 10,000
C000194645_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 9,969
C000194645_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 10,565
C000194645_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 11,052
C000194645_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 11,073
C000194645_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,427
C000194645_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,551
C000194645_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,255	11,255	11,255	11,255	11,255	$ 11,255	11,255	11,255
C000194645_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000194645_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,000
C000194645_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														9,990
C000194645_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,586
C000194645_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,086
C000194645_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,122
C000194645_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,472
C000194645_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,596
C000194645_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,303	11,303	11,303	11,303	11,303	$ 11,303	11,303	11,303
C000194645_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000194645_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,000
C000194645_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														9,938
C000194645_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,949
C000194645_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,658
C000194645_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,648
C000194645_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,307
C000194645_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,184
C000194645_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,927	10,927	$ 10,927	$ 10,927	10,927	$ 10,927	10,927	10,927
C000194645_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.68%
C000194645_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.27%
C000194645_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.74%
C000194645_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000194645_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.32%
C000194645_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.80%
C000235233_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000235233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,003
C000235233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,411	10,411	$ 10,411	$ 10,411	10,411	10,411	10,411	10,411
C000235233_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235233_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235233_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235233_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235233_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235233_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.84%
C000235233_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.15%
C000235233_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235233_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000235234_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Low Duration Bond Fund
C000235234_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235234_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,001
C000235234_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,404	10,404	$ 10,404	10,404	10,404	10,404	10,404	10,404
C000235234_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235234_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235234_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235234_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235234_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235234_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235234_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235234_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235234_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.79%
C000235234_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.10%
C000235234_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235234_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000235230_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000235230_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,850
C000235230_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,845
C000235230_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,224	10,224	$ 10,224	10,224	10,224	10,224	10,224	10,224
C000235230_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235230_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235230_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235230_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235230_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235230_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235230_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235230_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235230_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.01%
C000235230_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.26%
C000235230_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.60%
C000235230_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.92%
C000235230_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235230_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000235231_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000235231_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235231_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,957
C000235231_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,253	10,253	$ 10,253	10,253	10,253	10,253	10,253	10,253
C000235231_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235231_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235231_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235231_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235231_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235231_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235231_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235231_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581
C000235231_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.71%
C000235231_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.02%
C000235231_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.71%
C000235231_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.02%
C000235231_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235231_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000199795_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Sustainability Bond Index Fund
C000199795_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000199795_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,076
C000199795_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,088
C000199795_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,813
C000199795_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,746
C000199795_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,407
C000199795_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,280	10,280	10,280	10,280	$ 10,280	10,280	10,280	10,280
C000199795_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000199795_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000199795_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,090
C000199795_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,103
C000199795_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,834
C000199795_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,805
C000199795_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,466
C000199795_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,344	10,344	10,344	10,344	$ 10,344	10,344	10,344	10,344
C000199795_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000199795_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000199795_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,091
C000199795_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,117
C000199795_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,837
C000199795_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,827
C000199795_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,465
C000199795_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,340	10,340	10,340	$ 10,340	$ 10,340	10,340	10,340	10,340
C000199795_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.06%
C000199795_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.15%)
C000199795_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.56%
C000199795_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000199795_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.01%)
C000199795_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.69%
C000203456_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Corporate Bond Fund
C000203456_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000203456_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													9,963
C000203456_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,296
C000203456_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											12,221
C000203456_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										12,610
C000203456_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,698
C000203456_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,807	10,807	10,807	$ 10,807	$ 10,807	10,807	10,807	10,807
C000203456_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000203456_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000203456_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,005
C000203456_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,305
C000203456_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											12,107
C000203456_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										12,381
C000203456_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,594
C000203456_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,684	10,684	10,684	10,684	$ 10,684	10,684	10,684	10,684
C000203456_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000203456_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000203456_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,014
C000203456_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,033
C000203456_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,747
C000203456_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,737
C000203456_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,386
C000203456_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,262	10,262	$ 10,262	$ 10,262	$ 10,262	10,262	10,262	10,262
C000203456_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.15%
C000203456_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.05%
C000203456_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.92%
C000203456_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000203456_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.59%
C000203456_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000235220_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000235220_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235220_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,595
C000235220_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,559	9,559	$ 9,559	$ 9,559	9,559	9,559	9,559	9,559
C000235220_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235220_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235220_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,703
C000235220_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235220_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235220_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235220_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235220_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	$ 9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235220_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.84%
C000235220_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.28%
C000235220_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235220_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000243069_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000243069_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243069_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,156	$ 10,156	10,156	10,156	10,156	10,156	10,156	10,156
C000243069_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000243069_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243069_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,143	$ 10,143	10,143	10,143	10,143	10,143	10,143	10,143
C000243069_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000243069_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243069_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,014	$ 10,014	$ 10,014	10,014	10,014	10,014	10,014	10,014
C000243069_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.97%
C000243069_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.95%
C000243069_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.55%
C000243069_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.51%
C000235217_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Core Plus Bond Fund
C000235217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,592
C000235217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,547	9,547	$ 9,547	9,547	9,547	9,547	9,547	9,547
C000235217_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,703
C000235217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235217_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235217_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.63%
C000235217_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.15%
C000235217_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235217_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000235215_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Low Duration Income Fund
C000235215_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235215_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,009
C000235215_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,431	10,431	$ 10,431	10,431	10,431	10,431	10,431	10,431
C000235215_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235215_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235215_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,990
C000235215_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,301	10,301	$ 10,301	10,301	10,301	10,301	10,301	10,301
C000235215_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235215_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235215_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235215_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235215_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.89%
C000235215_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.25%
C000235215_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000235215_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000235222_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000235222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,600
C000235222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,202
C000235222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,139	9,139	$ 9,139	9,139	9,139	9,139	9,139	9,139
C000235222_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,703
C000235222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235222_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,696
C000235222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	9,581	$ 9,581	9,581	9,581	9,581	9,581	$ 9,581
C000235222_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.09%
C000235222_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.78%)
C000235222_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.39%
C000235222_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.93%
C000235222_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235222_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000098000_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Fidelity® Conservative Income Bond Fund
C000098000_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		$ 10,000
C000098000_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 10,026
C000098000_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 10,120
C000098000_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,249
C000098000_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,440
C000098000_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,711
C000098000_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,912
C000098000_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,933
C000098000_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,937
C000098000_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,467
C000098000_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,133	12,133	12,133	12,133	12,133	12,133	12,133	$ 12,133
C000098000_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. 3-6 Month Treasury Bill Index
C000098000_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		10,000
C000098000_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	10,008
C000098000_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																10,047
C000098000_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,114
C000098000_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,264
C000098000_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,522
C000098000_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,680
C000098000_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,689
C000098000_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,719
C000098000_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,178
C000098000_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,798	11,798	11,798	11,798	11,798	11,798	11,798	$ 11,798
C000098000_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
C000098000_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		$ 10,000
C000098000_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 10,156
C000098000_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 10,761
C000098000_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 10,814
C000098000_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 10,701
C000098000_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 11,789
C000098000_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 12,553
C000098000_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 12,542
C000098000_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 11,098
C000098000_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,965
C000098000_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000098000_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000098000_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.52%
C000098000_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.95%
C000098000_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.55%
C000098000_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.32%
C000098000_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.67%
C000242809_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Investment Grade Securitized Fund
C000242809_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000242809_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,858	$ 9,858	9,858	$ 9,858	9,858	9,858	$ 9,858	9,858
C000242809_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
C000242809_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000242809_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,861	$ 9,861	9,861	9,861	9,861	9,861	9,861	9,861
C000242809_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000242809_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000242809_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,877	$ 9,877	9,877	9,877	9,877	9,877	9,877	9,877
C000242809_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.85%
C000242809_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.85%
C000242809_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.55%
C000242809_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.66%
C000243071_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000243071_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243071_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,155	$ 10,155	10,155	10,155	10,155	10,155	10,155	10,155
C000243071_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000243071_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243071_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,143	$ 10,143	10,143	10,143	10,143	10,143	10,143	10,143
C000243071_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000243071_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243071_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,014	$ 10,014	10,014	10,014	10,014	10,014	10,014	10,014
C000243071_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.91%
C000243071_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.90%
C000243071_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.55%
C000243071_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.51%
C000243070_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000243070_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,850
C000243070_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,998	$ 9,998	9,998	9,998	9,998	9,998	9,998	9,998
C000243070_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000243070_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000243070_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,143	$ 10,143	10,143	10,143	10,143	10,143	10,143	10,143
C000243070_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000243070_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 10,000
C000243070_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,014	$ 10,014	$ 10,014	$ 10,014	$ 10,014	$ 10,014	$ 10,014	$ 10,014
C000243070_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.12%
C000243070_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000243070_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.70%
C000243070_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.70%
C000243070_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.55%
C000243070_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.51%